Submission	Jul. 06, 2026
Submission [Line Items]
Central Index Key	0002105398
Registrant Name	Csquare, Inc.
Registration File Number	333-296826
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES